Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum day	Dec. 31, 2013 Maximum quarter	Dec. 31, 2013 Corporate and institutional	Dec. 31, 2012 Corporate and institutional	Dec. 31, 2013 Real estate.	Dec. 31, 2012 Real estate.	Dec. 31, 2013 Commercial and industrial loans	Dec. 31, 2012 Commercial and industrial loans	Dec. 31, 2013 Financial institutions	Dec. 31, 2012 Financial institutions	Dec. 31, 2013 Consumer	Dec. 31, 2012 Consumer	Dec. 31, 2013 Mortgages	Dec. 31, 2012 Mortgages	Dec. 31, 2013 Loans collateralized by securities	Dec. 31, 2012 Loans collateralized by securities	Dec. 31, 2013 Consumer finance	Dec. 31, 2012 Consumer finance	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Dec. 31, 2013 Bank Corporate and institutional	Dec. 31, 2012 Bank Corporate and institutional	Dec. 31, 2013 Bank Real estate.	Dec. 31, 2012 Bank Real estate.	Dec. 31, 2013 Bank Commercial and industrial loans	Dec. 31, 2012 Bank Commercial and industrial loans	Dec. 31, 2013 Bank Financial institutions	Dec. 31, 2012 Bank Financial institutions	Dec. 31, 2013 Bank Consumer	Dec. 31, 2012 Bank Consumer	Dec. 31, 2013 Bank Mortgages	Dec. 31, 2012 Bank Mortgages	Dec. 31, 2013 Bank Loans collateralized by securities	Dec. 31, 2012 Bank Loans collateralized by securities	Dec. 31, 2013 Bank Consumer finance	Dec. 31, 2012 Bank Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,143	1,172			623	585	68	51	451	438	104	96	520	587	180	170	91	92	249	325	914	918	586	539	65	46	417	397	104	96	328	379	151	134	91	92	86	153
Restructured loans	6	30			6	30	0	0	6	30	0	0	0	0	0	0	0	0	0	0	6	30	6	30	0	0	6	30	0	0	0	0	0	0	0	0	0	0
Potential problem loans	340	527			291	453	5	15	258	373	28	65	49	74	45	69	4	3	0	2	274	450	248	407	5	15	215	327	28	65	26	43	21	39	5	3	0	1
Total other impaired loans	346	557			297	483	5	15	264	403	28	65	49	74	45	69	4	3	0	2	280	480	254	437	5	15	221	357	28	65	26	43	21	39	5	3	0	1
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value			80.00%
Number of days of default on interest or principal considered to assess credit worthiness			90
Period of anticipated repayment after which loan is written down to net book value (in quarters)				2
Gross impaired loans	1,489	1,729			920	1,068	73	66	715	841	132	161	569	661	225	239	95	95	249	327	1,194	1,398	840	976	70	61	638	754	132	161	354	422	172	173	96	95	86	154
Non-interest-earning loans	281	313			192	213	15	5	144	170	33	38	89	100	13	16	71	74	5	10	255	281	172	188	13	4	126	146	33	38	83	93	7	9	71	74	5	10
Non-performing loans	862	859			431	372	53	46	307	268	71	58	431	487	167	154	20	18	244	315	659	637	414	351	52	42	291	251	71	58	245	286	144	125	20	18	81	143